Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income:
Loans, including fees	$ 297,820	$ 297,283	$ 281,546
Investment securities:
Taxable	79,533	88,008	100,095
Tax-exempt	10,356	11,319	11,767
Other interest income	205	144	191
Total interest income	387,914	396,754	393,599
Interest expense:
Savings deposits	4,562	3,593	3,597
Time deposits	9,963	11,233	12,033
Securities sold under repurchase agreements	20,876	23,777	24,616
Other borrowings	3,128	1,615	2,033
Junior subordinated deferrable interest debentures	4,600	4,099	4,264
Total interest expense	43,129	44,317	46,543
Net interest income	344,785	352,437	347,056
Provision for probable loan losses	19,859	24,405	14,423
Net interest income after provision for probable loan losses	324,926	328,032	332,633
Non-interest income:
Service charges on deposit accounts	73,581	78,825	88,586
Other service charges, commissions and fees
Banking	46,267	44,971	44,435
Non-banking	7,006	7,223	7,463
Investment securities transactions, net	(2,626)	(3,682)	1,283
Other investments, net	23,827	16,969	22,023
Other income	13,647	11,428	14,558
Total non-interest income	161,702	155,734	178,348
Non-interest expense:
Employee compensation and benefits	128,661	125,135	121,511
Occupancy	26,583	28,019	32,530
Depreciation of bank premises and equipment	24,738	25,009	24,013
Professional fees	13,672	12,278	10,925
Deposit insurance assessments	5,777	5,938	6,082
Net expense, other real estate owned	5,688	5,695	2,358
Amortization of identified intangible assets	128	644	2,389
Advertising	7,814	7,585	7,742
Early termination fee - securities sold under repurchase agreements	7,042	3,510	11,000
Software and software maintenance	15,087	11,225	9,824
Impairment charges (Total other-than-temporary impairment charges, $793 net of $1,147, $371, net of $1,325, and $(366), net of $(1,183), included in other comprehensive loss)	354	954	817
Other	54,081	50,932	51,852
Total non-interest expense	289,625	276,924	281,043
Income before income taxes	197,003	206,842	229,938
Provision for income taxes	63,071	70,116	76,787
Net income	$ 133,932	$ 136,726	$ 153,151
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	65,967,989	66,411,193	66,872,500
Net income (in dollars per share)	$ 2.03	$ 2.06	$ 2.29
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	66,313,490	66,636,353	67,056,456
Net income (in dollars per share)	$ 2.02	$ 2.05	$ 2.28